Intangible assets and property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2022
Intangible assets and property, plant and equipment
Schedule of intangibles

		Property,
	Intangible	plant and
	assets	equipment
	$'m	$'m
Net book value at January 1, 2022	1,662	1,842
Additions	3	378
Acquisition *	1	–
Disposals	–	(1)
Charge for the period	(71)	(104)
Foreign exchange	(82)	(68)
Net book value at June 30, 2022	1,513	2,047

* During the six months ended June 30, 2022, additional fair value adjustments to customer relationships and goodwill, net of deferred tax, were made in relation to the net assets acquired as part of the business combination with Hart Print which was acquired in November 2021.

Schedule of property, plant and equipment

		Property,
	Intangible	plant and
	assets	equipment
	$'m	$'m
Net book value at January 1, 2022	1,662	1,842
Additions	3	378
Acquisition *	1	–
Disposals	–	(1)
Charge for the period	(71)	(104)
Foreign exchange	(82)	(68)
Net book value at June 30, 2022	1,513	2,047

* During the six months ended June 30, 2022, additional fair value adjustments to customer relationships and goodwill, net of deferred tax, were made in relation to the net assets acquired as part of the business combination with Hart Print which was acquired in November 2021.